Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	xtgr
Entity Registrant Name	XTRA-GOLD RESOURCES CORP
Entity Central Index Key	0001288770
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	46,539,917
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 2,308,916	$ 4,498,753
Investment in trading securities, at fair value (cost of $766,331 (2011 - $1,870,648))	260,434	2,531,644
Due from related parties	0	213,872
Receivables and other assets	123,172	130,637
Total current assets	2,692,522	7,374,906
Restricted cash	220,961	220,961
Equipment	1,065,472	1,370,027
Mineral properties	857,422	857,422
TOTAL ASSETS	4,836,377	9,823,316
Current
Accounts payable and accrued liabilities	404,507	745,860
Warrant liability	339,589	0
Total current liabilities	744,096	745,860
Asset retirement obligation	187,395	171,395
Total liabilities	931,491	917,255
Stockholders' equity
Capital stock Authorized 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,539,917 common shares (2011 - 44,569,217 common shares)	46,540	44,569
Additional paid in capital	31,070,399	28,441,909
Deficit	(1,427,764)	(1,427,764)
Deficit accumulated during the exploration stage	(24,811,380)	(17,646,122)
Total Xtra-Gold Resources Corp. stockholders' equity	4,877,795	9,412,592
Non-controlling interest	(972,909)	(506,531)
Total stockholders' equity	3,904,886	8,906,061
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,836,377	$ 9,823,316

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trading Securities, Cost	$ 766,331	$ 1,870,648
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	46,539,917	44,569,217
Common Stock, Shares, Outstanding	46,539,917	44,569,217

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended		120 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
EXPENSES
Amortization	$ 304,555	$ 284,413	$ 889,398
Exploration	4,906,777	6,465,637	26,409,757
General and administrative	1,986,604	1,278,577	9,595,614
Options receipts in excess of property value	(135,000)	(315,000)	(450,000)
Write-off of mineral property	0	0	26,000
LOSS BEFORE OTHER ITEMS	(7,062,936)	(7,713,627)	(36,470,769)
OTHER ITEMS
Foreign exchange gain	21,684	16,028	588,364
Interest expense	(5,185)	0	(247,121)
Realized gains on sales of trading securities	379,363	60,317	633,682
Net unrealized gain (loss) on trading securities	(805,953)	212,073	(758,743)
Other income	110,424	53,894	1,021,154
Recovery of gold	70,556	1,316,330	9,457,245
Gain on disposal of property	0	260,058	356,488
Write off of investment	0	0	(25,000)
Warrant expense	(339,589)	0	(339,589)
Total Other Items	(568,700)	1,918,700	10,686,480
Consolidated loss and comprehensive loss for the period	(7,631,636)	(5,794,927)	(25,784,289)
Net loss and comprehensive loss attributable to non-controlling interest	466,378	470,170	972,909
Net loss and comprehensive loss attributable to Xtra-Gold Resources Corp.	$ (7,165,258)	$ (5,324,757)	$ (24,811,380)
Basic and diluted loss attributable to common shareholders per common share	$ (0.16)	$ (0.12)
Basic and diluted weighted average number of common shares outstanding	44,698,113	43,815,678

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		120 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (7,631,636)	$ (5,794,927)	$ (25,784,289)
Items not affecting cash:
Amortization	304,555	284,413	889,398
Amortization of deferred financing costs	0	0	46,202
Accretion of asset retirement obligation	16,000	16,000	56,262
Shares issued for services	0	0	202,365
Stock-based compensation	1,041,591	361,239	2,881,519
Warrants	339,589	0	339,589
Options receipts in excess of property value	(135,000)	(315,000)	(450,000)
Unrealized foreign exchange (gain) loss	(42,860)	63,965	(444,816)
Realized gain on sale of trading securities	(379,363)	(60,317)	(633,682)
Purchase of trading securities	(82,031)	(1,763,196)	(13,409,917)
Proceeds on sale of trading securities	1,969,511	240,559	14,126,767
Unrealized (gain) loss on trading securities	805,953	(212,073)	758,743
Gain on disposal of property	0	(260,058)	(356,488)
Write-off of mineral property	0	0	26,000
Expenses paid by stockholders	0	0	2,700
Write-off of investment	0	0	25,000
Changes in non-cash working capital items:
(Increase) decrease in receivables and other	221,337	(219,155)	(114,797)
Increase (decrease) in accounts payable and accrued liabilities	(341,353)	228,623	393,814
Increase in due to related party	0	0	50,000
Net cash used in operating activities	(3,913,707)	(7,429,927)	(21,395,630)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debentures	0	0	900,000
Deferred financing costs	0	0	(46,202)
Repurchase of capital stock	(54,831)	0	(219,831)
Issuance of capital stock, net of financing costs	1,643,701	1,992,475	24,253,412
Net cash provided by financing activities	1,588,870	1,992,475	24,887,379
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	0	(946,956)	(1,835,129)
Deposit on equipment	0	0	(151,506)
Restricted cash	0	(961)	(220,961)
Oil and gas property expenditures	0	0	(250,137)
Acquisition of cash on purchase of subsidiary	0	0	11,510
Acquisition of subsidiary	0	0	(25,000)
Option payments received	135,000	500,000	660,000
Proceeds on disposal of assets	0	288,000	628,390
Net cash provided by (used in) investing activities	135,000	(159,917)	(1,182,833)
Change in cash and cash equivalents during the period	(2,189,837)	(5,597,369)	2,308,916
Cash and cash equivalents, beginning of the period	4,498,753	10,096,122	0
Cash and cash equivalents, end of the period	$ 2,308,916	$ 4,498,753	$ 2,308,916

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit [Member]	Non-Controlling Interest [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at Dec. 31, 2002	$ 12,364	$ 1,412,842	$ (1,427,764)			$ (2,558)
Beginning Balance (Shares) at Dec. 31, 2002	12,364,085
Paid on behalf of the Company		5,258				5,258
October 31 2003 issuance of stock for acquisition of subsidiary	50,350	(50,350)
October 31 2003 issuance of stock for acquisition of subsidiary (Shares)	50,350,000
Loss for the year					(2,700)	(2,700)
Ending Balance at Dec. 31, 2003	62,714	1,367,750	(1,427,764)		(2,700)
Ending Balance (Shares) at Dec. 31, 2003	62,714,085
March 2004 private placement at $0.35 per share	2,000	698,000				700,000
March 2004 private placement at $0.35 per share (Shares)	2,000,000
May 2004 private placement at $0.35 per share	2,129	743,161				745,290
May 2004 private placement at $0.35 per share (Shares)	2,129,400
December 2004 acquisition of subsidiary via issuance of common stock	2,699	1,616,311				1,619,010
December 2004 acquisition of subsidiary via issuance of common stock (Shares)	2,698,350
Share issuance costs		(76,298)				(76,298)
Loss for the year					(398,533)	(398,533)
Ending Balance at Dec. 31, 2004	69,542	4,348,924	(1,427,764)		(401,233)	2,589,469
Ending Balance (Shares) at Dec. 31, 2004	69,541,835
May, 2005 cancellation of shares	(47,000)	47,000
May, 2005 cancellation of shares (Shares)	(47,000,000)
June 2005 for services	10	5,490				5,500
June 2005 for services (Shares)	10,000
June, 2005 private placement at $0.55 per share	536	294,384				294,920
June, 2005 private placement at $0.55 per share (Shares)	536,218
August, 2005 private placement at $0.55 per share	300	164,700				165,000
August, 2005 private placement at $0.55 per share (Shares)	300,000
November, 2005 private placement at $0.55 per share	1,550	850,595				852,145
November, 2005 private placement at $0.55 per share (Shares)	1,549,354
Share issuance costs		(130,714)				(130,714)
Stock-based compensation		41,022				41,022
Loss for the year					(272,572)	(272,572)
Ending Balance at Dec. 31, 2005	24,938	5,621,401	(1,427,764)		(673,805)	3,544,770
Ending Balance (Shares) at Dec. 31, 2005	24,937,407
February, 2006 conversion of promissory note at $0.55 per share	91	49,909				50,000
February, 2006 conversion of promissory note at $0.55 per share (Shares)	90,909
March, 2006 exercise of warrants at $0.75 per share	108	81,267				81,375
March, 2006 exercise of warrants at $0.75 per share (Shares)	108,500
March, 2006 - private placement at $0.70 per share	792	553,628				554,420
March, 2006 - private placement at $0.70 per share (Shares)	792,029
April, 2006 exercise of warrants at $0.75 per share	177	132,723				132,900
April, 2006 exercise of warrants at $0.75 per share (Shares)	177,200
June, 2006 cancellation of shares	(10)	(6,990)				(7,000)
June, 2006 cancellation of shares (Shares)	(10,000)
June, 2006 private placement at $0.90 per share	578	519,722				520,300
June, 2006 private placement at $0.90 per share (Shares)	578,112
July, 2006 private placement at $0.90 per share	1,132	1,017,668				1,018,800
July, 2006 private placement at $0.90 per share (Shares)	1,132,000
October, 2006 private placement at $1.10 per share	282	309,918				310,200
October, 2006 private placement at $1.10 per share (Shares)	282,000
Share issuance costs		(240,616)				(240,616)
Stock-based compensation		206,041				206,041
Loss for the year					(2,562,992)	(2,562,992)
Ending Balance at Dec. 31, 2006	28,088	8,244,671	(1,427,764)		(3,236,797)	3,608,198
Ending Balance (Shares) at Dec. 31, 2006	28,088,157
October, 2007 Private placement at $1.35 per unit	668	901,405				902,073
October, 2007 Private placement at $1.35 per unit (Shares)	668,202
Share issuance costs		(89,533)				(89,533)
Stock-based compensation		195,623				195,623
Loss for the year					(1,874,757)	(1,874,757)
Ending Balance at Dec. 31, 2007	28,756	9,252,166	(1,427,764)		(5,111,554)	2,741,604
Ending Balance (Shares) at Dec. 31, 2007	28,756,359
February, 2008 Private placement at $1.50 per unit	1,062	1,591,938				1,593,000
February, 2008 Private placement at $1.50 per unit (Shares)	1,062,000
May, 2008 Exercise of options at $0.75 per share	100	74,900				75,000
May, 2008 Exercise of options at $0.75 per share (Shares)	100,000
June, 2008 Conversion of debentures at $1.00 per share	650	649,350				650,000
June, 2008 Conversion of debentures at $1.00 per share (Shares)	650,000
July, 2008 Exercise of warrants at $1.50 per share	631	945,869				946,500
July, 2008 Exercise of warrants at $1.50 per share (Shares)	631,000
December, 2008 For services at $1.50 per share	132	196,733				196,865
December, 2008 For services at $1.50 per share (Shares)	131,243
Share issuance costs		(125,040)				(125,040)
Stock-based compensation		156,444				156,444
Loss for the year					(3,231,403)	(3,231,403)
Ending Balance at Dec. 31, 2008	31,331	12,742,360	(1,427,764)		(8,342,957)	3,002,970
Ending Balance (Shares) at Dec. 31, 2008	31,330,602
April, 2009 Private placement at $0.70 per unit	710	496,290				497,000
April, 2009 Private placement at $0.70 per unit (Shares)	710,000
May, 2009 Private placement at $0.70 per unit	308	215,292				215,600
May, 2009 Private placement at $0.70 per unit (Shares)	308,000
May, 2009 Repurchase and cancellation of shares at $0.25 per share	(200)	(49,800)				(50,000)
May, 2009 Repurchase and cancellation of shares at $0.25 per share (Shares)	(200,000)
August, 2009 Private placement at $0.80 per unit	376	301,124				301,500
August, 2009 Private placement at $0.80 per unit (Shares)	376,875
December, 2009 Private placement at $1.00 per unit	706	705,294				706,000
December, 2009 Private placement at $1.00 per unit (Shares)	706,000
Share issuance costs		(107,390)				(107,390)
Stock-based compensation		468,052				468,052
Loss for the year				(76,629)	(961,495)	(1,038,124)
Ending Balance at Dec. 31, 2009	33,231	14,771,222	(1,427,764)	(76,629)	(9,304,452)	3,995,608
Ending Balance (Shares) at Dec. 31, 2009	33,231,477
February, 2010 Conversion of debenture at $1.00 per share	250	249,750				250,000
February, 2010 Conversion of debenture at $1.00 per share (Shares)	250,000
March, 2010 Repurchase and cancellation of shares at $1.33 per share	(80)	(107,920)				(108,000)
March, 2010 Repurchase and cancellation of shares at $1.33 per share (Shares)	(80,891)
April, 2010 Private placement at $1.00 per unit	838	837,162				838,000
April, 2010 Private placement at $1.00 per unit (Shares)	838,000
June, 2010 Private placement at $1.00 per unit	250	249,750				250,000
June, 2010 Private placement at $1.00 per unit (Shares)	250,000
August, 2010 Conversion of warrants at $1.00 per share	360	359,640				360,000
August, 2010 Conversion of warrants at $1.00 per share (Shares)	360,000
November, 2010 Initial public offering at CAD$1.35 (USD$1.33) per share	8,092	10,744,621				10,752,713
November, 2010 Initial public offering at CAD$1.35 (USD$1.33) per share (Shares)	8,092,593
December, 2010 Conversion of warrants at $1.50 per share	20	29,980				30,000
December, 2010 Conversion of warrants at $1.50 per share (Shares)	20,000
Share issuance costs		(1,455,909)				(1,455,909)
Stock-based compensation		411,507				411,507
Loss for the year				40,268	(3,016,913)	(2,976,645)
Ending Balance at Dec. 31, 2010	42,961	26,089,803	(1,427,764)	(36,361)	(12,321,365)	12,347,274
Ending Balance (Shares) at Dec. 31, 2010	42,961,179
Conversion of warrants at $1.50 per share	769	1,152,542				1,153,311
Conversion of warrants at $1.50 per share (Share)
Conversion of warrants at $1.00 per share	839	838,325
Conversion of warrants at $1.00 per share (Share)
Stock-based compensation		361,239				361,239
Loss for the year				(470,170)	(5,324,757)	(5,794,927)
Ending Balance at Dec. 31, 2011	44,569	28,441,909	(1,427,764)	(506,531)	(17,646,122)	8,906,061
Ending Balance (Shares) at Dec. 31, 2011	44,569,217
Exercise of stock options at $1.00 per share	110	109,890				110,000
Exercise of stock options at $1.00 per share (Shares)	110,000
Private placement of units at CAD$0.85 per share	1,929	1,658,096				1,660,025
Private placement of units at CAD$0.85 per share (Shares)	1,929,000
Share issuance costs		(126,324)				(126,324)
Repurchase of shares	(68)	(54,763)				(54,831)
Repurchase of shares (Shares)	(68,300)
Stock-based compensation		1,041,591				1,041,591
Loss for the year				(466,378)	(7,165,258)	(7,631,636)
Ending Balance at Dec. 31, 2012	$ 46,540	$ 31,070,399	$ (1,427,764)	$ (972,909)	$ (24,811,380)	$ 3,904,886
Ending Balance (Shares) at Dec. 31, 2012	46,539,917

HISTORY AND ORGANIZATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
HISTORY AND ORGANIZATION OF THE COMPANY [Text Block]
1.	HISTORY AND ORGANIZATION OF THE COMPANY

Silverwing Systems Corporation (the “Company”), a Nevada corporation, was incorporated on September 1, 1998. On June 23, 1999, the Company completed the acquisition of Advertain On-Line Canada Inc. (“Advertain Canada”), a Canadian company operating in Vancouver, British Columbia, Canada. The Company changed its name to Advertain On-Line Inc. (“Advertain”) on August 19, 1999. Advertain Canada’s business was the operation of a web site, “Advertain.com”, whose primary purpose was to distribute entertainment advertising on the Internet.

In May 2001, the Company, being unable to continue its funding of Advertain Canada’s operations, decided to abandon its interest in Advertain Canada. On June 15, 2001, the Company sold its investment in Advertain Canada back to Advertain Canada’s original shareholder. On June 18, 2001, the Company changed its name from Advertain to RetinaPharma International, Inc. (“RetinaPharma”) and became inactive.

In 2003, the Company became a resource exploration company. On October 31, 2003, the Company acquired 100% of the issued and outstanding common stock of Xtra-Gold Resources, Inc. (“XGRI”). XGRI was incorporated in Florida on October 24, 2003. On December 19, 2003, the Company changed its name from RetinaPharma to Xtra-Gold Resources Corp.

In 2004, the Company acquired 100% of the issued and outstanding capital stock of Canadiana Gold Resources Limited (“Canadiana”) and 90% of the issued and outstanding capital stock of Goldenrae Mining Company Limited (“Goldenrae”). Both companies are incorporated in Ghana and the remaining 10% of the issued and outstanding capital stock of Goldenrae is held by the Government of Ghana.

On October 20, 2005, XGRI changed its name to Xtra Energy Corp. (“Xtra Energy”).

On October 20, 2005, the Company incorporated Xtra Oil & Gas Ltd. (“XOG”) in Alberta, Canada.

On December 21, 2005, Canadiana changed its name to Xtra-Gold Exploration Limited (“XG Exploration”).

On January 13, 2006, Goldenrae changed its name to Xtra-Gold Mining Limited (“XG Mining”).

On March 2, 2006, the Company incorporated Xtra Oil & Gas (Ghana) Limited (“XOGG”) in Ghana.

On November 24, 2012, the Company changed its residency address from the USA to the British Virgin Islands.

CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
CONTINUANCE OF OPERATIONS [Text Block]
2.	CONTINUANCE OF OPERATIONS

The Company is in the early stages of development and as is common with any exploration company, it raises financing for its exploration and acquisition activities. The Company has incurred a loss of $7,165,258 for the year ended December 31, 2012 and has accumulated a deficit during the exploration stage of $24,811,380. Results for the year ended December 31, 2012 are not necessarily indicative of future results. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan, which is typical for junior exploration companies. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management of the Company (“Management”) is of the opinion that sufficient financing will be obtained from external financing and further share issuances to meet the Company’s obligations. At December 31, 2012, the Company has working capital of $1,948,426 ($2,288,015 excluding the warranty liability, Note 8), which would not be sufficient to fund the current level of operations for a period greater than twelve months. The Company’s discretionary exploration activities do have considerable scope for flexibility in terms of the amount and timing of exploration expenditure, and expenditures may be adjusted accordingly if required.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Text Block]
3.	SIGNIFICANT ACCOUNTING POLICIES
Generally accepted accounting principles

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America (“US GAAP”).

Principles of consolidation

These consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Xtra Energy (from October 31, 2003), XG Exploration (from February 16, 2004), XOG (from October 20, 2005) and XOGG (from March 2, 2006) and its 90% owned subsidiary, XG Mining (from December 22, 2004). All intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas requiring the use of estimates include the carrying value and recoverability of mineral properties, inputs used in the calculation of stock-based compensation and warrants, inputs used in the calculation of the asset retirement obligation, and the valuation allowance applied to deferred income taxes. Actual results could differ from those estimates, and would impact future results of operations and cash flows.

Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2012 and 2011, cash and cash equivalents consisted of cash held at financial institutions.

Receivables

No allowance for doubtful accounts has been provided. Management has evaluated all receivables and believes they are all collectible.

Recovery of gold

Recovery of gold and other income is recognized when title and the risks and rewards of ownership to delivered bullion and commodities pass to the buyer and collection is reasonably assured.

Trading securities

The Company’s trading securities are reported at fair value, with unrealized gains and losses included in earnings.

Non-Controlling Interest

The consolidated financial statements include the accounts of XG Mining (from December 22, 2004). All intercompany accounts and transactions have been eliminated upon consolidation. The Company records a non-controlling interest which reflects the 10% portion of the earnings (loss) of XG Mining allocable to the holders of the minority interest.

Equipment

Equipment is recorded at cost and is being amortized over its estimated useful lives using the declining balance method at the following annual rates:
Furniture and equipment	20%
Computer equipment	30%
Vehicles	30%
Mining equipment	20%

Mineral properties and exploration and development costs

The costs of acquiring mineral rights are capitalized at the date of acquisition. After acquisition, various factors can affect the recoverability of the capitalized costs. If, after review, management concludes that the carrying amount of a mineral property is impaired, it will be written down to estimated fair value. Exploration costs incurred on mineral properties are expensed as incurred. Development costs incurred on proven and probable reserves will be capitalized. Upon commencement of production, capitalized costs will be amortized using the unit-of-production method over the estimated life of the ore body based on proven and probable reserves (which exclude non-recoverable reserves and anticipated processing losses). When the Company receives an option payment related to a property, the proceeds of the payment are applied to reduce the carrying value of the exploration asset.

Long-lived assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the recoverability test is performed using undiscounted net cash flows related to the long-lived assets. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development, and/or normal use of the long-lived assets. The Company also records a corresponding asset which is amortized over the life of the asset. Subsequent to the initial measurement of the asset retirement obligation, the obligation is adjusted at the end of each period to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying the obligation (asset retirement cost).

Stock-based compensation

The Company accounts for share-based compensation under the provisions of ASC 718, “Compensation-Stock Compensation”. Under the fair value recognition provisions, stock-based compensation expense is measured at the grant date for all stock-based awards to employees and directors and is recognized as an expense over the requisite service period, which is generally the vesting period. The Black-Scholes option valuation model is used to calculate fair value.

The Company accounts for stock compensation arrangements with non-employees in accordance with ASC 718 which require that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock- based compensation is subject to periodic adjustment as the underlying equity instruments vest. Nonemployee stock-based compensation charges are amortized over the vesting period on a straight-line basis. For stock options granted to non- employees, the fair value of the stock options is estimated using a Black-Scholes valuation model.

Warrants

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value using the appropriate valuation methodology and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. The warrants are presented as a liability because they do not meet the criteria of Accounting Standard Codification (”ASC”) topic 480 for equity classification. Subsequent changes in the fair value of the warrants are recorded in the consolidated statement of operations.

Income taxes

The Company accounts for income taxes under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under the asset and liability method the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or all of the deferred tax asset will not be recognized.

Loss per share

Basic loss per common share is computed using the weighted average number of common shares outstanding during the year. To calculate diluted loss per share, the Company uses the treasury stock method and the if converted method. As of December 31, 2012, there were 964,500 warrants (2011 – 566,482) and 2,639,000 stock options (2011 – 2,067,000) outstanding which have not been included in the weighted average number of common shares outstanding as these were anti- dilutive.

Foreign exchange

The Company’s functional currency is the U.S. dollar. Any monetary assets and liabilities that are in a currency other than the U.S. dollar are translated at the rate prevailing at year end. Revenue and expenses in a foreign currency are translated at rates that approximate those in effect at the time of translation. Gains and losses from translation of foreign currency transactions into U.S. dollars are included in current results of operations.

Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, trading securities, receivables, accounts payable and accrued liabilities. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from its financial instruments. The fair values of these financial instruments approximate their carrying values unless otherwise noted. The Company has its cash primarily in commercial banks in Toronto, Ontario, Canada.

Fair value of financial assets and liabilities

The Company measures the fair value of financial assets and liabilities based on GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor’s carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in income.

Financial instruments, including cash and cash equivalents, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short term nature of these instruments. Investments in trading securities are classified as held for trading, with unrealized gains and losses being recognized in income.

The following table presents information about the assets that are measured at fair value on a recurring basis as of December 31, 2012, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset:

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	$2,308,916	$2,308,916	$—	$—
Restricted cash	220,961	220,961
Marketable securities	$260,434	$260,434	$—	$—
Total	$2,790,311	$2,790,311	$—	$—

The fair values of cash and cash equivalents and marketable securities are determined through market, observable and corroborated sources.

Concentration of credit risk

The financial instrument which potentially subjects the Company to concentration of credit risk is cash. The Company maintains cash in bank accounts that, at times, may exceed federally insured limits. As of December 31, 2012 and 2011, the Company has exceeded the federally insured limit. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. The Company sells all gold recovered to one licensed export agent in Ghana. There is no contract in place and the Company is able to switch suppliers at its discretion.

Recently adopted accounting pronouncements

Fair Value Accounting

In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The Company’s January 1, 2012 adoption of the updated guidance had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Comprehensive Income

In June 2011, the ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. The Company adopted the new guidance and its deferral and opted to present the total of comprehensive income in one statement effective for its fiscal year beginning January 1, 2011. The adoption had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Recently issued accounting pronouncements

Reporting of Amounts reclassified out of Accumulated Other Comprehensive Income

In February 2013, ASC guidance was issued related to items reclassified from Accumulated Other Comprehensive Income . The new standard requires either in a single note or parenthetically on the face of the financial statements:(i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. The update is effective for the Company’s fiscal year beginning January 1, 2013 with early adoption permitted. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.

Disclosures about Offsetting Assets and Liabilities

In November 2011, ASC guidance was issued related to disclosures about offsetting assets and liabilities. The new standard requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The update is effective for the Company’s fiscal year beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required.

In January 2013, ASC guidance was issued to clarify that the disclosure requirements are limited to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.

Fair Value Accounting

In May 2011, the ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.

INVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN TRADING SECURITIES [Text Block]
4.	INVESTMENTS IN TRADING SECURITIES

At December 31, 2012, the Company held investments classified as trading securities, which consisted of various equity securities. All trading securities are carried at fair value. As of December 31, 2012, the fair value of trading securities was $260,434 (2011 – $2,531,644).

EQUIPMENT	12 Months Ended
Dec. 31, 2012
EQUIPMENT [Text Block]
5.	EQUIPMENT

	2012			2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—	$8,358	$6,549	$1,809
Computer equipment	20,274	20,274	—	20,274	18,666	1,608
Exploration equipment	1,464,478	601,528	862,950	1,464,478	379,843	1,084,635
Vehicles	333,989	131,467	202,522	333,989	52,014	281,975
	$1,827,099	$761,627	$1,065,472	$1,827,099	$457,072	$1,370,027

MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2012
MINERAL PROPERTIES [Text Block]
6.	MINERAL PROPERTIES

	2012	2011

Acquisition costs	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	131,133	131,133
Option payment received	(881,440)	(881,440)
Total	$857,422	$857,422

Kibi, Kwabeng and Pameng Projects

The Company holds an individual mining lease over the lease area of each of the Kibi Project, the Kwabeng Project and the Pameng Project, all of which are located in Ghana. Each of these mining leases grant the Company mining rights to produce gold in the respective lease areas until July 26, 2019 with respect to the Kwabeng and Pameng Projects, and until December 17, 2015 with respect to the Kibi Project (formerly known as the Apapam Project), the latter of which can be renewed for up to a further 30 year term on application and payment of applicable fees to the Minerals Commission of Ghana (“Mincom”). All gold production will be subject to a production royalty of the net smelter returns (“NSR”) payable to the Government of Ghana.

Banso and Muoso Project

During the year ended December 31, 2010, the Company made an application to Mincom to convert a single prospecting license (“PL”) securing its interest in the Banso and Muoso Projects located in Ghana to a mining lease covering the lease area of each of these Projects. This application was approved by Mincom who subsequently made recommendation to the Minister of Lands, Forestry and Mines to grant an individual mining lease for each Project. Subsequent to the year ended December 31, 2010, the Government of Ghana granted two mining leases for these Projects dated January 6, 2011. These mining leases grant the Company mining rights to produce gold in the respective lease areas until January 5, 2025 with respect to the Banso Project and until January 5, 2024 with respect to the Muoso Project. These mining leases supersede the PL previously granted to the Company. Among other things, both mining leases require that the Company (i) pay the Government of Ghana a fee of $30,000 in consideration of granting of each lease (paid in the March 2011 quarter); (ii) pay annual ground rent of GH¢260.00 (USD$167) for the Banso Project and GH¢280.00 (USD$180) for the Muoso Project; (iii) commence commercial production of gold within two years from the date of the mining leases; and (iv) pay a production royalty to the Government of Ghana. The Company has filed for the necessary permits to commence work on the project, which are currently pending approval.

The Company executed a letter of intent (“LOI”) with Buccaneer Gold Corp. (“Buccaneer”), formerly Verbina Resources Inc., a company related by two directors in common, on July 21, 2010 whereby Buccaneer could acquire an undivided 55% interest in the Company’s interest in the mineral rights of the Company’s Banso and Muoso concessions (“Concessions”). On January 21, 2011 the terms of the agreement were amended.

Pursuant to the 2011 LOI, Buccaneer can acquire a 55% legal and beneficial interest in the Company’s interest in the mineral rights of the Concessions pursuant to the following terms: Buccaneer shall (i) provide the Company, by February 28, 2011, with notice of its satisfactory completion of due diligence of the Concessions (provided on January 21, 2011), and receipt of regulatory acceptance by the TSX Venture Exchange of the 2011 LOI (received on February 16, 2011) (the “Effective Date”); (ii) make a cash payment to the Company of $425,000 consisting of $100,000 upon the Effective Date and $325,000 within 90 days of the Effective Date (received); (iii) issue 1,000,000 fully paid and non-assessable common shares of Buccaneer to the Company upon the Effective Date (issued in the March 2011 quarter); (iv) incur a total of $4,425,000 in exploration expenditures on the Concessions within five (5) years of the Effective Date with $500,000 to be incurred in the first year (completed) from the Effective Date and $1,000,000 in each year thereafter, except that in the final year the exploration expenditures shall be a minimum of $925,000 ; and (v) pay to the Company $300,000 in connection with a Versatile Time-domain Electromagnetic (“VTEM”), Magnetic and Radiometric survey to be flown over the Concessions by the Company, which payment shall be credited toward the $500,000 in exploration expenditures referred to above in subparagraph (iv).

A definitive binding option agreement shall be entered into between the Company and Buccaneer which agreement will require approval from the Minister of Lands, Forestry and Mines.

The status of each Buccaneer commitment to the Company in the 2011 LOI is as follows:

Item	Description	Status
(i)	Due diligence completed	Completed
	TSX accepts LOI	Completed
(ii)	Pay $100,000 to the Company	Received by the Company
	Pay a further $325,000 to the Company	Received by the Company
(iii)	Issue 1,000,000 Buccaneer shares to the Company	Received by the Company
(iv)	Spend $4,425,000 on the properties over 5 years	In Progress
(v)	Pay $300,000 to the Company for a VTEM survey	Received by the Company

The 1,000,000 Buccaneer shares received were valued at $411,440 at the date of issuance.

Option agreement on Edum Banso Project

In October 2005, XG Exploration entered into an option agreement (the “Option Agreement”) with Adom Mining Limited (“Adom”) to acquire 100% of Adom’s right, title and interest in and to a prospecting license on the Edum Banso concession (the “Edum Banso Project”) located in Ghana. Adom further granted XG Exploration the right to explore, develop, min and sell mineral products from this concession. The prospecting license has been renewed for a two year period expiring on July 21, 2013.

The consideration paid for the Option Agreement was $15,000 with additional payments of $5,000 to be paid on the anniversary date of the Option Agreement in each year during the term which term has been extended to November 11, 2013. Further net smelter royalty payments, based on proven and probable reserves and gold production, was also payable to Adom.

During August 2011, the Company assigned its interest in the Edum Banso Project to Discovery Gold Corporation (DCGD -previously Norman Cay Development Inc.) for a cash payment of $125,000, 1,000,000 DCGD shares, valued at $260,000 at the date of issuance, and an option payment of $135,000 payable in six months from the date of assignment of the option interest. If DCGD did not exercise its six-month option the Project reverted to the Company. Of the payments received, $20,000 reduced the carrying value of the Edum Banso Project on the Balance Sheet and the remainder reduced exploration spending in the third quarter of 2011. A $25,000 finder’s fee was paid to introduce the Company to DCGD and this fee reduced the gain recorded in the Statement of Operations.

During the period ended March 31, 2012, DCGD paid a final option payment of $135,000 to the Company.

Mining lease and prospecting license commitments

The Company is committed to expend, from time to time fees payable (a) to the Minerals Commission for: (i) an extension of an expiry date of a prospecting license (currently $15,000 for each occurrence); (ii) a grant of a mining lease (currently $100,000); (iii) an extension of a mining lease (currently $100,000); (iv) annual operating permits; and (v) the conversion of a reconnaissance license to a prospecting license (currently $20,000); (b) to the Environmental Protection Agency (“EPA”) (of Ghana) for: (i) processing and certificate fees with respect to EPA permits; (ii) the issuance of permits before the commencement of any work at a particular concession; or (iii) the posting of a bond in connection with any mining operations undertaken by the Company; (c) for a legal obligation associated with our mineral properties for clean up costs when work programs are completed; and (d) an aggregate of less than $500 in connection with annual ground rent and mining permits to enter upon and gain access to the areas covered by the Company’s mining leases and future reconnaissance and prospecting licenses and such other financial commitments arising out of any approved exploration programs in connection therewith.

ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATION [Text Block]
7.	ASSET RETIREMENT OBLIGATION

	2012	2011

Balance, beginning of year	$171,395	$155,395
Change in obligation	—	—
Accretion expense	16,000	16,000
Balance, end of year	$187,395	$171,395

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.

The undiscounted amount of cash flows, required over the estimated reserve life of the underlying assets, to settle the obligation, adjusted for inflation, is estimated at $220,000 (2011 - $220,000). The obligation was calculated using a credit-adjusted risk free discount rate of 10% and an inflation rate of 2%. It is expected that this obligation will be funded from general Company resources at the time the costs are incurred. The Company has been required by the Ghanaian government to post a bond of US$220,961 which has been recorded in restricted cash.

CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
CAPITAL STOCK [Text Block]
8.	CAPITAL STOCK

Cancellation of shares

In May 2005, 47,000,000 common shares owned by two former directors were returned to treasury and cancelled.

In June 2006, 10,000 common shares were returned to the Company in settlement of a dispute and cancelled.

In May 2009, 200,000 common shares were repurchased for $50,000 and cancelled.

In March 2010, 80,891 common shares were repurchased for $108,000 and cancelled.

During the year ended December 31, 2012 a total of 68,300 common shares were re-purchased for $54,832 and cancelled.

Issuance of shares for services

In December 2008, an aggregate of 131,243 common shares were issued to three vendors of the Company’s subsidiary, XG Mining to settle outstanding accounts for services at a value of $1.50 per share.

Private placements

In December 2012, the Company issued 1,929,000 units at CAD$0.85 per unit for gross proceeds of $1,660,025. A cash commission of $126,324 was paid in relation to this financing. Each unit was comprised of one common share and one-half common share purchase warrant. Each full warrant is convertible into a common share of the Company at the rate of CAD$1.00 per share for a period of two years, expiring December 21, 2014.

In June 2010, the Company issued 250,000 units at $1.00 per unit for gross proceeds of $250,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring 18 months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 25,000 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $15,091 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 1.82%, volatility of 99.78% and a dividend rate of 0%.

In April 2010, the Company issued 838,000 units at $1.00 per unit for gross proceeds of $838,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring 18 months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 73,800 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $40,516 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 2.05%, volatility of 116.59% and a dividend rate of 0%.

In December 2009, the Company issued 706,000 units at $1.00 per unit for gross proceeds of $706,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring eighteen months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 50,600 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $20,098 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 2.05%, volatility of 109% and a dividend rate of 0%.

In August 2009, the Company issued 376,875 units at $0.80 per unit for gross proceeds of $301,500. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.00 expiring two years from the date of issue.

In April and May 2009, the Company issued 1,018,000 units at $0.70 per unit for gross proceeds of $712,600. Each unit consisted of one common share and one share purchase warrant enabling the holder to acquire an additional common share at a price of $1.00 expiring two years from the date of issue.

In February 2008, the Company issued 1,062,000 units at $1.50 per unit for gross proceeds of $1,593,000. Each unit consisted of one common share and one share purchase warrant enabling the holder to acquire an additional common share at a price of $2.25 per share expiring on July 7, 2009. The Company also issued finder’s warrants enabling the holder to  acquire up to 84,960 common shares at the same terms as the unit warrants. The fair value of the finder’s warrants was $15,136 and calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 4.88%, volatility of 33% and a dividend rate of 0%.

In October 2007, the Company issued 668,202 units at $1.35 per unit for gross proceeds of $902,073. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.75 for one year which expiry date was extended to January 13, 2009. The Company also issued finder’s warrants enabling the holder to acquire up to 33,410 common shares at the same terms as the unit warrants. The fair value of the finder’s warrants was $2,015 and calculated using the Black-Scholes valuation method. The assumptions used were 1 year of expected life, risk free interest rate of 4.50%, volatility of 36% and a dividend rate of 0%.

In October 2006, the Company issued 282,000 common shares at $1.10 per share for gross proceeds of $310,200. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to April 23, 2008 which expiry date was extended to July 13, 2008 ( 65,000 exercised; 76,000 expired).

In July 2006, the Company issued 1,132,000 common shares at $0.90 per share for gross proceeds of $1,018,800. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to July 31, 2007 which expiry date was extended to July 13, 2008 ( 566,000 exercised).

In June 2006, the Company issued 578,112 common shares at $0.90 per share for gross proceeds of $520,300. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to June 16, 2007 (expired).

In March 2006, the Company issued 792,029 common shares at $0.70 per share for gross proceeds of $554,420.

In November 2005, the Company issued 1,549,354 common shares at $0.55 per share for gross proceeds of $852,145.

In August 2005, the Company issued 300,000 common shares at $0.55 per share for gross proceeds of $165,000. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $0.75 to August 31, 2006 (expired).

In June 2005, the Company issued 536,218 common shares at $0.55 per share for gross proceeds of $294,920. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $0.75 to April 30, 2006 ( 177,200 exercised; 90,910 expired).

Initial Public Offering

In November 2010, the Company completed an initial public offering in Canada and issued 8,092,593 common shares at CAD$1.35 (USD$1.33) for gross proceeds of CAD$10,925,001 (USD$10,753,149). The Company also issued 566,482 (expired) broker warrants with a strike price of CAD$1.35 (US$1.33) per warrant and a two-year term to maturity. The Company valued the warrants at $364,248 using the Black-Scholes model with a 90% volatility, 0% dividend and 1.5% interest rate.

Escrow Shares

A total of (a) 267,500 shares (the “Escrow Shares”) were deposited into escrow at the time of listing of the Company’s shares on the Toronto Stock Exchange on November 23, 2010 (the “Listing Date”), following completion of the IPO. The Escrow Shares are released from escrow as to (a) 1/4 of the Escrow Shares on the Listing Date; (b) 1/3 of the remaining Escrow Shares, six months after the Listing Date; (c) 1/2 of the remaining Escrow Shares, 12 months after the Listing Date; and (d) the remaining Escrow Shares, 18 months after the Listing Date. As of December 31, 2012, a total of nil Shares were held in escrow (December 31, 2011 – 133,750).

Acquisition of subsidiary

Effective December 22, 2004, the Company acquired 90% of the outstanding shares of XG Mining in exchange for 2,698,350 shares of common stock. In connection with this acquisition, 47,000,000 shares owned by two former officers and directors of the Company were returned to treasury and cancelled.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the “2011 Plan”) and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval. The maximum term of options granted cannot exceed 10 years.

At December 31, 2012, the following stock options were outstanding:

Number of	Exercise	Expiry Date
Options	Price

108,000	$0.75	June 7, 2013
42,000	$1.00	June 7, 2013
100,000	$1.85	July 1, 2014
324,000	$0.70	May 1, 2016
270,000	$0.75	March 5, 2017
162,000	$0.75	March 12, 2017
108,000	$1.00	January 25, 2020
216,000	$1.00	February 1, 2020
228,000	$1.00	June 1, 2020
90,000	$1.15	July 1, 2020
56,000	$1.98	February 15, 2021
145,000	$1.95	March 1, 2021
108,000	$1.85	June 10, 2021
682,000	CDN$0.85	December 31, 2022

Stock option transactions and the number of stock options outstanding are summarized as follows:

	2012		2011
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of year	2,067,000	$1.07	1,788,000	$0.88
Granted	682,000	0.85	409,000	1.90
Exercised	(110,000)	1.00	—	—
Cancelled/Expired	—	—	(130,000)	1.05

Outstanding, end of year	2,639,000	$1.02	2,067,000	$1.07

Exercisable, end of year	2,552,000	$1.00	1,749,500	$0.99

The aggregate intrinsic value for options vested as of December 31, 2012 is approximately $526,609 (2011 - $452,250) and for total options outstanding is approximately $604,429 (2011 - $758,750).

The fair value of stock options granted, vested, and modified during the year ended December 31, 2012 totalled $1,041,591 (2011 – $361,239) which has been included in general and administrative expense.

Of the total stock based compensation recorded $418,317 (2011 - $Nil) related to the modification of existing stock options. Certain option maturity terms were extended during the year to ten years from the original issuance of the options.

The following assumptions were used for the Black-Scholes valuation of stock options granted or extended during the years ended December 31, 2012 and 2011:

	2012	2011

Risk-free interest rate	1.75%	1.75%
Expected life	7.5 years	3 years
Annualized volatility	83.64	95.34
Dividend rate	—	—

The weighted average fair value of options granted was $0.73 (2011 - $1.17) .

Warrants

At December 31, 2012, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date

964,500	CAD$1.00	December 21, 2014

Warrant transactions and the number of warrants outstanding are summarized as follows:

	2012		2011

Balance, beginning of year	566,482	CAD$1.33	2,439,320	$1.29
Issued	964,500	CAD 1.00	—
Exercised	—		(1,608,038)	1.24
Expired	(566,482)	CAD 1.33	(264,800)	1.49
Balance, end of year	964,500	CAD$1.00	566,482	$1.33

Under US GAAP where the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. The common share purchase warrants described above are denominated in CAD dollars and the Company’s functional currency is the US dollar. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative will be subsequently marked to market through income.

The Company determined that the fair value of the warrant liability at issuance to be $275,735 based upon a Black-Scholes Options Pricing Model calculation. The fair value of the warrants has been initially estimated at December 21, 2012 using the Black-Scholes Options Pricing Model, using a volatility of 95%, risk free interest rate of 1.25%, expected life of 18 months, and a dividend yield of nil. The Company recorded the full value of the derivative as a liability at issuance and recognized the amount as financing expense in the consolidated statement of operations. At December 31, 2012, the fair value of the warrant liability was valued at $339,589 and the fair value adjustment was recognized in the consolidated statement of operations.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2012 and 2011, the Company entered into the following transactions with related parties:

		Dec. 31, 2012	Dec. 31, 2011

Consulting fees paid or accrued to officers or their companies		$371,340	$351,670
Directors’ fees		34,002	32,299

Stock option grants to officers and directors		682,000	223,000
Stock option grant price range	$	CAD$0.85	$1.85 to 1.95

The amounts charged to the Company for the services provided have been determined by negotiation among the parties. These transactions were in the normal course of operations and were measured at the exchange value, which represented the amount of consideration established and agreed to by the related parties. An amount of $Nil (2011 - $213,872) was due from a company with common directors and/or officers.

SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2012	2012	2011

Cash paid during the period for:
Interest	$192,632	$5,270	$—
Income taxes	$-	$—	$-

There were no significant non-cash transactions during the year ended December 31, 2012. During the year ended December 31, 2011, the non-cash receipt of 1,000,000 Buccaneer common shares per the 2011 LOI (Note 6), the receipt of 1,000,000 NCD shares (Note 6), and the write off of $27,942 related to an asset sale.

DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2012
DEFERRED INCOME TAXES [Text Block]
11.	DEFERRED INCOME TAXES

Income tax benefits attributable to losses from United States of America operations was $Nil for the years ended December 31, 2012 and 2011, and differed from the amounts computed by applying the United States of America federal income tax rate of 34% to pretax losses from operations as a result of the following:

	2012	2011

Loss for the year	$(7,631,636)	$(5,794,927)

Computed “expected” tax (benefit) expense	$(2,671,073)	$(1,970,275)
Non deductible (taxable) items	425,576	4,088
Lower effective income tax rate on loss of foreign subsidiaries	466,378	399,000
Valuation allowance	1,779,119	1,567,187

Net expected tax (benefit) expense	$—	$—

The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below:

	2012	2011

Deferred tax assets (liabilities):
Trading securities	$177,064	$(224,739)
Net operating loss carryforwards - US	1,988,971	1,611,391
Net operating loss carryforwards - Ghana	2,402,345	1,229,724

Valuation allowance	(4,568,380)	(2,616,376)

Total deferred tax assets	$—	$—

The valuation allowance for deferred tax assets as of December 31, 2012 and 2011 was $(4,568,380) and $(2,616,376) respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets. In order to fully realize the deferred tax asset attributable to net operating loss carryforwards, the Company will need to generate future taxable income of approximately $15,300,000 prior to the expiration of the net operating loss carryforwards. Of the $15,300,000 of operating loss carryforwards, $5,700,000 is attributable to the US, and expires between 2013 and 2032, and the balance of $9,600,000 is attributable to Ghana and expires between 2013 and 2017.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties. Geographic information is as follows:

	2012	2011

Cash and restricted cash:
Canada	$2,152,984	$4,263,201
Ghana	376,893	456,513
Total cash and restricted cash	$2,529,877	$4,719,714
Capital assets
Canada	—	3,418
Ghana	1,922,894	2,224,031
Total capital assets	$1,922,894	$2,227,449
Total	$4,452,771	$6,947,163

CONTINGENCY AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
CONTINGENCY AND COMMITMENTS [Text Block]
13.	CONTINGENCY AND COMMITMENTS

a)

The Company leases 881 square feet for its corporate office located at Suite 902, 357 Bay Street, Toronto, Ontario. The lease has a 60 month term commencing November 1, 2012, at approximately CAD$3,666.87 (US$3,679) per month.

b)

In late 2009, the Government of Ghana announced an increase in the gross overriding royalty (“GOR”) required payable by all mining companies in the country from 3% to 5%. The industry standard remained at 3% due to stability agreements which were in place with a number of companies. From the commencement of gold recovery in July 2010 to September 2010, the Company paid the GOR at 5% and as of October 2010, the Company began to pay the GOR at 3% until July 1, 2011 when the Company again paid the royalty at 5%. As a result of this decision, there is a potential unrecorded liability of $84,300 related to 2010 activities and a recorded liability of $120,000 related to 2011 activities. Although the Company believes it is unlikely that these amounts will become payable a provision has been recorded due to the uncertainty of the timing of the increase.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Generally accepted accounting principles [Policy Text Block]
Generally accepted accounting principles

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America (“US GAAP”).

Principles of consolidation [Policy Text Block]
Principles of consolidation

These consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, Xtra Energy (from October 31, 2003), XG Exploration (from February 16, 2004), XOG (from October 20, 2005) and XOGG (from March 2, 2006) and its 90% owned subsidiary, XG Mining (from December 22, 2004). All intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas requiring the use of estimates include the carrying value and recoverability of mineral properties, inputs used in the calculation of stock-based compensation and warrants, inputs used in the calculation of the asset retirement obligation, and the valuation allowance applied to deferred income taxes. Actual results could differ from those estimates, and would impact future results of operations and cash flows.

Cash and cash equivalents [Policy Text Block]
Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2012 and 2011, cash and cash equivalents consisted of cash held at financial institutions.

Receivables [Policy Text Block]
Receivables

No allowance for doubtful accounts has been provided. Management has evaluated all receivables and believes they are all collectible.

Recovery of gold [Policy Text Block]
Recovery of gold

Recovery of gold and other income is recognized when title and the risks and rewards of ownership to delivered bullion and commodities pass to the buyer and collection is reasonably assured.

Trading securities [Policy Text Block]
Trading securities

The Company’s trading securities are reported at fair value, with unrealized gains and losses included in earnings.

Non-Controlling Interest [Policy Text Block]
Non-Controlling Interest

The consolidated financial statements include the accounts of XG Mining (from December 22, 2004). All intercompany accounts and transactions have been eliminated upon consolidation. The Company records a non-controlling interest which reflects the 10% portion of the earnings (loss) of XG Mining allocable to the holders of the minority interest.

Equipment [Policy Text Block]
Equipment

Equipment is recorded at cost and is being amortized over its estimated useful lives using the declining balance method at the following annual rates:
Furniture and equipment	20%
Computer equipment	30%
Vehicles	30%
Mining equipment	20%

Mineral properties and exploration and development costs [Policy Text Block]

Mineral properties and exploration and development costs

The costs of acquiring mineral rights are capitalized at the date of acquisition. After acquisition, various factors can affect the recoverability of the capitalized costs. If, after review, management concludes that the carrying amount of a mineral property is impaired, it will be written down to estimated fair value. Exploration costs incurred on mineral properties are expensed as incurred. Development costs incurred on proven and probable reserves will be capitalized. Upon commencement of production, capitalized costs will be amortized using the unit-of-production method over the estimated life of the ore body based on proven and probable reserves (which exclude non-recoverable reserves and anticipated processing losses). When the Company receives an option payment related to a property, the proceeds of the payment are applied to reduce the carrying value of the exploration asset.

Long-lived assets [Policy Text Block]

Long-lived assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the recoverability test is performed using undiscounted net cash flows related to the long-lived assets. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Asset retirement obligations [Policy Text Block]

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development, and/or normal use of the long-lived assets. The Company also records a corresponding asset which is amortized over the life of the asset. Subsequent to the initial measurement of the asset retirement obligation, the obligation is adjusted at the end of each period to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying the obligation (asset retirement cost).

Stock-based compensation [Policy Text Block]
Stock-based compensation

The Company accounts for share-based compensation under the provisions of ASC 718, “Compensation-Stock Compensation”. Under the fair value recognition provisions, stock-based compensation expense is measured at the grant date for all stock-based awards to employees and directors and is recognized as an expense over the requisite service period, which is generally the vesting period. The Black-Scholes option valuation model is used to calculate fair value.

The Company accounts for stock compensation arrangements with non-employees in accordance with ASC 718 which require that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock- based compensation is subject to periodic adjustment as the underlying equity instruments vest. Nonemployee stock-based compensation charges are amortized over the vesting period on a straight-line basis. For stock options granted to non- employees, the fair value of the stock options is estimated using a Black-Scholes valuation model.

Warrants [Policy Text Block]
Warrants

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value using the appropriate valuation methodology and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. The warrants are presented as a liability because they do not meet the criteria of Accounting Standard Codification (”ASC”) topic 480 for equity classification. Subsequent changes in the fair value of the warrants are recorded in the consolidated statement of operations.

Income taxes [Policy Text Block]
Income taxes

The Company accounts for income taxes under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under the asset and liability method the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or all of the deferred tax asset will not be recognized.

Loss per share [Policy Text Block]
Loss per share

Basic loss per common share is computed using the weighted average number of common shares outstanding during the year. To calculate diluted loss per share, the Company uses the treasury stock method and the if converted method. As of December 31, 2012, there were 964,500 warrants (2011 – 566,482) and 2,639,000 stock options (2011 – 2,067,000) outstanding which have not been included in the weighted average number of common shares outstanding as these were anti- dilutive.

Foreign exchange [Policy Text Block]
Foreign exchange

The Company’s functional currency is the U.S. dollar. Any monetary assets and liabilities that are in a currency other than the U.S. dollar are translated at the rate prevailing at year end. Revenue and expenses in a foreign currency are translated at rates that approximate those in effect at the time of translation. Gains and losses from translation of foreign currency transactions into U.S. dollars are included in current results of operations.

Financial instruments [Policy Text Block]

Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, trading securities, receivables, accounts payable and accrued liabilities. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from its financial instruments. The fair values of these financial instruments approximate their carrying values unless otherwise noted. The Company has its cash primarily in commercial banks in Toronto, Ontario, Canada.

Fair value of financial assets and liabilities [Policy Text Block]
Fair value of financial assets and liabilities

The Company measures the fair value of financial assets and liabilities based on GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor’s carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in income.

Financial instruments, including cash and cash equivalents, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short term nature of these instruments. Investments in trading securities are classified as held for trading, with unrealized gains and losses being recognized in income.

The following table presents information about the assets that are measured at fair value on a recurring basis as of December 31, 2012, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset:

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	$2,308,916	$2,308,916	$—	$—
Restricted cash	220,961	220,961
Marketable securities	$260,434	$260,434	$—	$—
Total	$2,790,311	$2,790,311	$—	$—

The fair values of cash and cash equivalents and marketable securities are determined through market, observable and corroborated sources.

Concentration of credit risk [Policy Text Block]
Concentration of credit risk

The financial instrument which potentially subjects the Company to concentration of credit risk is cash. The Company maintains cash in bank accounts that, at times, may exceed federally insured limits. As of December 31, 2012 and 2011, the Company has exceeded the federally insured limit. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. The Company sells all gold recovered to one licensed export agent in Ghana. There is no contract in place and the Company is able to switch suppliers at its discretion.

Recently adopted accounting pronouncements [Policy Text Block]
Recently adopted accounting pronouncements

Fair Value Accounting

In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The Company’s January 1, 2012 adoption of the updated guidance had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Comprehensive Income

In June 2011, the ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. The Company adopted the new guidance and its deferral and opted to present the total of comprehensive income in one statement effective for its fiscal year beginning January 1, 2011. The adoption had no impact on the Company’s consolidated financial position, results of operations or cash flows.

Recently issued accounting pronouncements [Policy Text Block]
Recently issued accounting pronouncements

Reporting of Amounts reclassified out of Accumulated Other Comprehensive Income

In February 2013, ASC guidance was issued related to items reclassified from Accumulated Other Comprehensive Income . The new standard requires either in a single note or parenthetically on the face of the financial statements:(i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. The update is effective for the Company’s fiscal year beginning January 1, 2013 with early adoption permitted. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.

Disclosures about Offsetting Assets and Liabilities

In November 2011, ASC guidance was issued related to disclosures about offsetting assets and liabilities. The new standard requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The update is effective for the Company’s fiscal year beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required.

In January 2013, ASC guidance was issued to clarify that the disclosure requirements are limited to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.

Fair Value Accounting

In May 2011, the ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equipment, Declining Method Annual Rates [Table Text Block]
Furniture and equipment	20%
Computer equipment	30%
Vehicles	30%
Mining equipment	20%

Schedule of Fair Value of Financial Assets And Liabilities [Table Text Block]
			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	$2,308,916	$2,308,916	$—	$—
Restricted cash	220,961	220,961
Marketable securities	$260,434	$260,434	$—	$—
Total	$2,790,311	$2,790,311	$—	$—

EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equipment [Table Text Block]
	2012			2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—	$8,358	$6,549	$1,809
Computer equipment	20,274	20,274	—	20,274	18,666	1,608
Exploration equipment	1,464,478	601,528	862,950	1,464,478	379,843	1,084,635
Vehicles	333,989	131,467	202,522	333,989	52,014	281,975
	$1,827,099	$761,627	$1,065,472	$1,827,099	$457,072	$1,370,027

MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Mineral Properties Acquired [Table Text Block]
	2012	2011

Acquisition costs	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	131,133	131,133
Option payment received	(881,440)	(881,440)
Total	$857,422	$857,422

Schedule of Buccaneer Commitment to the Company [Table Text Block]
Item	Description	Status
(i)	Due diligence completed	Completed
	TSX accepts LOI	Completed
(ii)	Pay $100,000 to the Company	Received by the Company
	Pay a further $325,000 to the Company	Received by the Company
(iii)	Issue 1,000,000 Buccaneer shares to the Company	Received by the Company
(iv)	Spend $4,425,000 on the properties over 5 years	In Progress
(v)	Pay $300,000 to the Company for a VTEM survey	Received by the Company

ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Asset Retirement Obligations [Table Text Block]
	2012	2011

Balance, beginning of year	$171,395	$155,395
Change in obligation	—	—
Accretion expense	16,000	16,000
Balance, end of year	$187,395	$171,395

CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock Options Oustanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

108,000	$0.75	June 7, 2013
42,000	$1.00	June 7, 2013
100,000	$1.85	July 1, 2014
324,000	$0.70	May 1, 2016
270,000	$0.75	March 5, 2017
162,000	$0.75	March 12, 2017
108,000	$1.00	January 25, 2020
216,000	$1.00	February 1, 2020
228,000	$1.00	June 1, 2020
90,000	$1.15	July 1, 2020
56,000	$1.98	February 15, 2021
145,000	$1.95	March 1, 2021
108,000	$1.85	June 10, 2021
682,000	CDN$0.85	December 31, 2022

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012		2011
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of year	2,067,000	$1.07	1,788,000	$0.88
Granted	682,000	0.85	409,000	1.90
Exercised	(110,000)	1.00	—	—
Cancelled/Expired	—	—	(130,000)	1.05

Outstanding, end of year	2,639,000	$1.02	2,067,000	$1.07

Exercisable, end of year	2,552,000	$1.00	1,749,500	$0.99

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2012	2011

Risk-free interest rate	1.75%	1.75%
Expected life	7.5 years	3 years
Annualized volatility	83.64	95.34
Dividend rate	—	—

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price	Expiry Date

964,500	CAD$1.00	December 21, 2014

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	2012		2011

Balance, beginning of year	566,482	CAD$1.33	2,439,320	$1.29
Issued	964,500	CAD 1.00	—
Exercised	—		(1,608,038)	1.24
Expired	(566,482)	CAD 1.33	(264,800)	1.49
Balance, end of year	964,500	CAD$1.00	566,482	$1.33

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
		Dec. 31, 2012	Dec. 31, 2011

Consulting fees paid or accrued to officers or their companies		$371,340	$351,670
Directors’ fees		34,002	32,299

Stock option grants to officers and directors		682,000	223,000
Stock option grant price range	$	CAD$0.85	$1.85 to 1.95

SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2012	2012	2011

Cash paid during the period for:
Interest	$192,632	$5,270	$—
Income taxes	$-	$—	$-

DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011

Loss for the year	$(7,631,636)	$(5,794,927)

Computed “expected” tax (benefit) expense	$(2,671,073)	$(1,970,275)
Non deductible (taxable) items	425,576	4,088
Lower effective income tax rate on loss of foreign subsidiaries	466,378	399,000
Valuation allowance	1,779,119	1,567,187

Net expected tax (benefit) expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011

Deferred tax assets (liabilities):
Trading securities	$177,064	$(224,739)
Net operating loss carryforwards - US	1,988,971	1,611,391
Net operating loss carryforwards - Ghana	2,402,345	1,229,724

Valuation allowance	(4,568,380)	(2,616,376)

Total deferred tax assets	$—	$—

SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segmented Information [Table Text Block]
	2012	2011

Cash and restricted cash:
Canada	$2,152,984	$4,263,201
Ghana	376,893	456,513
Total cash and restricted cash	$2,529,877	$4,719,714
Capital assets
Canada	—	3,418
Ghana	1,922,894	2,224,031
Total capital assets	$1,922,894	$2,227,449
Total	$4,452,771	$6,947,163

HISTORY AND ORGANIZATION OF THE COMPANY (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
History And Organization Of The Company 1	100.00%
History And Organization Of The Company 2	100.00%
History And Organization Of The Company 3	90.00%
History And Organization Of The Company 4	10.00%

CONTINUANCE OF OPERATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Continuance Of Operations 1	$ 7,165,258
Continuance Of Operations 2	24,811,380
Continuance Of Operations 3	1,948,426
Continuance Of Operations 4	$ 2,288,015

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies 1	90.00%
Significant Accounting Policies 2	10.00%
Significant Accounting Policies 3	964,500
Significant Accounting Policies 4	566,482
Significant Accounting Policies 5	2,639,000
Significant Accounting Policies 6	2,067,000

INVESTMENTS IN TRADING SECURITIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Investments In Trading Securities 1	$ 260,434
Investments In Trading Securities 2	$ 2,531,644

MINERAL PROPERTIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 D Y
Mineral Properties 1	30
Mineral Properties 2	$ 30,000
Mineral Properties 3	167
Mineral Properties 4	180
Mineral Properties 5	55.00%
Mineral Properties 6	55.00%
Mineral Properties 7	425,000
Mineral Properties 8	100,000
Mineral Properties 9	325,000
Mineral Properties 10	90
Mineral Properties 11	1,000,000
Mineral Properties 12	4,425,000
Mineral Properties 13	500,000
Mineral Properties 14	1,000,000
Mineral Properties 15	925,000
Mineral Properties 16	300,000
Mineral Properties 17	500,000
Mineral Properties 18	1,000,000
Mineral Properties 19	411,440
Mineral Properties 20	100.00%
Mineral Properties 21	15,000
Mineral Properties 22	5,000
Mineral Properties 23	125,000
Mineral Properties 24	1,000,000
Mineral Properties 25	260,000
Mineral Properties 26	135,000
Mineral Properties 27	20,000
Mineral Properties 28	25,000
Mineral Properties 29	135,000
Mineral Properties 30	15,000
Mineral Properties 31	100,000
Mineral Properties 32	100,000
Mineral Properties 33	20,000
Mineral Properties 34	$ 500

ASSET RETIREMENT OBLIGATION (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation 1	$ 220,000
Asset Retirement Obligation 2	220,000
Asset Retirement Obligation 3	10.00%
Asset Retirement Obligation 4	2.00%
Asset Retirement Obligation 5	$ 220,961

CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) M Y	Dec. 31, 2012 CAD
Capital Stock 1	47,000,000	47,000,000
Capital Stock 2	10,000	10,000
Capital Stock 3	200,000	200,000
Capital Stock 4	$ 50,000
Capital Stock 5	80,891	80,891
Capital Stock 6	108,000
Capital Stock 7	68,300	68,300
Capital Stock 8	54,832
Capital Stock 9	131,243	131,243
Capital Stock 10	$ 1.5
Capital Stock 11	1,929,000	1,929,000
Capital Stock 12		0.85
Capital Stock 13	1,660,025
Capital Stock 14	126,324
Capital Stock 15		1
Capital Stock 16	250,000	250,000
Capital Stock 17	$ 1
Capital Stock 18	250,000
Capital Stock 19	1.5
Capital Stock 20	18	18
Capital Stock 21	25,000	25,000
Capital Stock 22	15,091
Capital Stock 23	1.5	1.5
Capital Stock 24	1.82%	1.82%
Capital Stock 25	99.78%	99.78%
Capital Stock 26	0.00%	0.00%
Capital Stock 27	838,000	838,000
Capital Stock 28	$ 1
Capital Stock 29	838,000
Capital Stock 30	1.5
Capital Stock 31	18	18
Capital Stock 32	73,800	73,800
Capital Stock 33	40,516
Capital Stock 34	1.5	1.5
Capital Stock 35	2.05%	2.05%
Capital Stock 36	116.59%	116.59%
Capital Stock 37	0.00%	0.00%
Capital Stock 38	706,000	706,000
Capital Stock 39	$ 1
Capital Stock 40	706,000
Capital Stock 41	1.5
Capital Stock 42	50,600	50,600
Capital Stock 43	20,098
Capital Stock 44	1.5	1.5
Capital Stock 45	2.05%	2.05%
Capital Stock 46	109.00%	109.00%
Capital Stock 47	0.00%	0.00%
Capital Stock 48	376,875	376,875
Capital Stock 49	$ 0.8
Capital Stock 50	301,500
Capital Stock 51	1
Capital Stock 52	1,018,000	1,018,000
Capital Stock 53	$ 0.7
Capital Stock 54	712,600
Capital Stock 55	1
Capital Stock 56	1,062,000	1,062,000
Capital Stock 57	$ 1.5
Capital Stock 58	1,593,000
Capital Stock 59	$ 2.25
Capital Stock 60	84,960	84,960
Capital Stock 61	15,136
Capital Stock 62	1.5	1.5
Capital Stock 63	4.88%	4.88%
Capital Stock 64	33.00%	33.00%
Capital Stock 65	0.00%	0.00%
Capital Stock 66	668,202	668,202
Capital Stock 67	$ 1.35
Capital Stock 68	902,073
Capital Stock 69	1.75
Capital Stock 70	33,410	33,410
Capital Stock 71	2,015
Capital Stock 72	1	1
Capital Stock 73	4.50%	4.50%
Capital Stock 74	36.00%	36.00%
Capital Stock 75	0.00%	0.00%
Capital Stock 76	282,000	282,000
Capital Stock 77	$ 1.1
Capital Stock 78	310,200
Capital Stock 79	1.5
Capital Stock 80	65,000	65,000
Capital Stock 81	76,000	76,000
Capital Stock 82	1,132,000	1,132,000
Capital Stock 83	$ 0.9
Capital Stock 84	1,018,800
Capital Stock 85	1.5
Capital Stock 86	566,000	566,000
Capital Stock 87	578,112	578,112
Capital Stock 88	$ 0.9
Capital Stock 89	520,300
Capital Stock 90	1.5
Capital Stock 91	792,029	792,029
Capital Stock 92	$ 0.7
Capital Stock 93	554,420
Capital Stock 94	1,549,354	1,549,354
Capital Stock 95	$ 0.55
Capital Stock 96	852,145
Capital Stock 97	300,000	300,000
Capital Stock 98	$ 0.55
Capital Stock 99	165,000
Capital Stock 100	0.75
Capital Stock 101	536,218	536,218
Capital Stock 102	$ 0.55
Capital Stock 103	294,920
Capital Stock 104	0.75
Capital Stock 105	177,200	177,200
Capital Stock 106	90,910	90,910
Capital Stock 107	8,092,593	8,092,593
Capital Stock 108		1.35
Capital Stock 109	1.33
Capital Stock 110		10,925,001
Capital Stock 111	10,753,149
Capital Stock 112	566,482	566,482
Capital Stock 113		1.35
Capital Stock 114	$ 1.33
Capital Stock 115	364,248
Capital Stock 116	90.00%	90.00%
Capital Stock 117	0.00%	0.00%
Capital Stock 118	1.50%	1.50%
Capital Stock 119	267,500	267,500
Capital Stock 120	12	12
Capital Stock 121	18	18
Capital Stock 122	0	0
Capital Stock 123	133,750	133,750
Capital Stock 124	90.00%	90.00%
Capital Stock 125	2,698,350	2,698,350
Capital Stock 126	47,000,000	47,000,000
Capital Stock 127	10.00%	10.00%
Capital Stock 128	10.00%	10.00%
Capital Stock 129	10	10
Capital Stock 130	526,609
Capital Stock 131	452,250
Capital Stock 132	604,429
Capital Stock 133	758,750
Capital Stock 134	1,041,591
Capital Stock 135	361,239
Capital Stock 136	418,317
Capital Stock 137	0
Capital Stock 138	0.73
Capital Stock 139	1.17
Capital Stock 140	275,735
Capital Stock 141	95.00%	95.00%
Capital Stock 142	1.25%	1.25%
Capital Stock 143	18	18
Capital Stock 144	0	0
Capital Stock 145	$ 339,589

RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transactions 1	$ 0
Related Party Transactions 2	$ 213,872

SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure With Respect To Cash Flows 1	1,000,000
Supplemental Disclosure With Respect To Cash Flows 2	1,000,000
Supplemental Disclosure With Respect To Cash Flows 3	$ 27,942

DEFERRED INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Income Taxes 1	$ 0
Deferred Income Taxes 2	34.00%
Deferred Income Taxes 3	(4,568,380)
Deferred Income Taxes 4	(2,616,376)
Deferred Income Taxes 5	15,300,000
Deferred Income Taxes 6	15,300,000
Deferred Income Taxes 7	5,700,000
Deferred Income Taxes 8	$ 9,600,000

CONTINGENCY AND COMMITMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) M	Dec. 31, 2012 CAD
Contingency And Commitments 1	60	60
Contingency And Commitments 2		3,666.87
Contingency And Commitments 3	3,679	3,679
Contingency And Commitments 4	3.00%	3.00%
Contingency And Commitments 5	5.00%	5.00%
Contingency And Commitments 6	3.00%	3.00%
Contingency And Commitments 7	5.00%	5.00%
Contingency And Commitments 8	3.00%	3.00%
Contingency And Commitments 9	5.00%	5.00%
Contingency And Commitments 10	84,300
Contingency And Commitments 11	$ 120,000

Schedule of Equipment, Declining Method Annual Rates (Details)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 1	20.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 2	30.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 3	30.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 4	20.00%

Schedule of Fair Value of Financial Assets And Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	$ 2,308,916
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	2,308,916
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	260,434
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	260,434
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	2,790,311
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	2,790,311
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14	$ 0

Schedule of Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Equipment Schedule Of Equipment 1	$ 8,358
Equipment Schedule Of Equipment 2	8,358
Equipment Schedule Of Equipment 3	0
Equipment Schedule Of Equipment 3	8,358
Equipment Schedule Of Equipment 4	6,549
Equipment Schedule Of Equipment 5	1,809
Equipment Schedule Of Equipment 6	20,274
Equipment Schedule Of Equipment 7	20,274
Equipment Schedule Of Equipment 8	0
Equipment Schedule Of Equipment 9	20,274
Equipment Schedule Of Equipment 10	18,666
Equipment Schedule Of Equipment 11	1,608
Equipment Schedule Of Equipment 12	1,464,478
Equipment Schedule Of Equipment 13	601,528
Equipment Schedule Of Equipment 14	862,950
Equipment Schedule Of Equipment 15	1,464,478
Equipment Schedule Of Equipment 16	379,843
Equipment Schedule Of Equipment 17	1,084,635
Equipment Schedule Of Equipment 18	333,989
Equipment Schedule Of Equipment 19	131,467
Equipment Schedule Of Equipment 20	202,522
Equipment Schedule Of Equipment 21	333,989
Equipment Schedule Of Equipment 22	52,014
Equipment Schedule Of Equipment 23	281,975
Equipment Schedule Of Equipment 24	1,827,099
Equipment Schedule Of Equipment 25	761,627
Equipment Schedule Of Equipment 26	1,065,472
Equipment Schedule Of Equipment 27	1,827,099
Equipment Schedule Of Equipment 28	457,072
Equipment Schedule Of Equipment 29	$ 1,370,027

Schedule of Mineral Properties Acquired (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Mineral Properties Schedule Of Mineral Properties Acquired 1	$ 1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 2	1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 3	131,133
Mineral Properties Schedule Of Mineral Properties Acquired 4	131,133
Mineral Properties Schedule Of Mineral Properties Acquired 5	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 6	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 7	857,422
Mineral Properties Schedule Of Mineral Properties Acquired 8	$ 857,422

Schedule of Buccaneer Commitment to the Company (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Mineral Properties Schedule Of Buccaneer Commitment To The Company 1	$ 100,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 2	325,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 3	1,000,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 4	4,425,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 5	5
Mineral Properties Schedule Of Buccaneer Commitment To The Company 6	$ 300,000

Schedule of Asset Retirement Obligations (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1	$ 171,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2	155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 7	187,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 8	$ 171,395

Schedule of Stock Options Oustanding (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Capital Stock Schedule Of Stock Options Oustanding 1	$ 108,000
Capital Stock Schedule Of Stock Options Oustanding 2	0.75
Capital Stock Schedule Of Stock Options Oustanding 3	42,000
Capital Stock Schedule Of Stock Options Oustanding 4	1
Capital Stock Schedule Of Stock Options Oustanding 5	100,000
Capital Stock Schedule Of Stock Options Oustanding 6	1.85
Capital Stock Schedule Of Stock Options Oustanding 7	324,000
Capital Stock Schedule Of Stock Options Oustanding 8	0.7
Capital Stock Schedule Of Stock Options Oustanding 9	270,000
Capital Stock Schedule Of Stock Options Oustanding 10	0.75
Capital Stock Schedule Of Stock Options Oustanding 11	162,000
Capital Stock Schedule Of Stock Options Oustanding 12	0.75
Capital Stock Schedule Of Stock Options Oustanding 13	108,000
Capital Stock Schedule Of Stock Options Oustanding 14	1
Capital Stock Schedule Of Stock Options Oustanding 15	216,000
Capital Stock Schedule Of Stock Options Oustanding 16	1
Capital Stock Schedule Of Stock Options Oustanding 17	228,000
Capital Stock Schedule Of Stock Options Oustanding 18	1
Capital Stock Schedule Of Stock Options Oustanding 19	90,000
Capital Stock Schedule Of Stock Options Oustanding 20	1.15
Capital Stock Schedule Of Stock Options Oustanding 21	56,000
Capital Stock Schedule Of Stock Options Oustanding 22	1.98
Capital Stock Schedule Of Stock Options Oustanding 23	145,000
Capital Stock Schedule Of Stock Options Oustanding 24	1.95
Capital Stock Schedule Of Stock Options Oustanding 25	108,000
Capital Stock Schedule Of Stock Options Oustanding 26	1.85
Capital Stock Schedule Of Stock Options Oustanding 27	682,000
Capital Stock Schedule Of Stock Options Oustanding 28		0.85

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	682,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	0.85
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	409,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	1.9
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	(110,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	1
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15	(130,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16	1.05
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17	2,639,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21	2,552,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22	1
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23	$ 1,749,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24	0.99

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 1	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 2	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 3	7.5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 4	3
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 5	83.64
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 6	95.34
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 7	$ 0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 8	$ 0

Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		1

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	1.29	1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	1	1
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	(1,608,038)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	1.24	1.24
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	(566,482)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	1.33	1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	(264,800)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	1.49	1.49
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		1
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	$ 566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	1.33	1.33

Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Related Party Transactions Schedule Of Related Party Transactions 1	$ 371,340
Related Party Transactions Schedule Of Related Party Transactions 2	351,670
Related Party Transactions Schedule Of Related Party Transactions 3	34,002
Related Party Transactions Schedule Of Related Party Transactions 4	32,299
Related Party Transactions Schedule Of Related Party Transactions 5	682,000
Related Party Transactions Schedule Of Related Party Transactions 6	223,000
Related Party Transactions Schedule Of Related Party Transactions 7		0.85
Related Party Transactions Schedule Of Related Party Transactions 8	1.85	1.85
Related Party Transactions Schedule Of Related Party Transactions 9	1.95	1.95

Schedule of Cash Flow, Supplemental Disclosures (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 1	$ 192,632
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 2	5,270
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 3	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 4	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 5	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 6	$ 0

Schedule of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 1	$ (7,631,636)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 2	(5,794,927)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 3	(2,671,073)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 4	(1,970,275)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 5	425,576
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 6	4,088
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 7	466,378
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 8	399,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 9	1,779,119
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 10	1,567,187
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 11	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 12	$ 0

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 177,064
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	(224,739)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,988,971
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	1,611,391
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	2,402,345
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	1,229,724
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	(4,568,380)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	(2,616,376)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	$ 0

Schedule of Segmented Information (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Segmented Information Schedule Of Segmented Information 1	$ 2,152,984
Segmented Information Schedule Of Segmented Information 2	4,263,201
Segmented Information Schedule Of Segmented Information 3	376,893
Segmented Information Schedule Of Segmented Information 4	456,513
Segmented Information Schedule Of Segmented Information 5	2,529,877
Segmented Information Schedule Of Segmented Information 6	4,719,714
Segmented Information Schedule Of Segmented Information 7	0
Segmented Information Schedule Of Segmented Information 8	3,418
Segmented Information Schedule Of Segmented Information 9	1,922,894
Segmented Information Schedule Of Segmented Information 10	2,224,031
Segmented Information Schedule Of Segmented Information 11	1,922,894
Segmented Information Schedule Of Segmented Information 12	2,227,449
Segmented Information Schedule Of Segmented Information 13	4,452,771
Segmented Information Schedule Of Segmented Information 14	$ 6,947,163